UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10071

Oppenheimer Discovery Mid Cap Growth Fund

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Cynthia Lo Bessette

OFI Global Asset Management, Inc.

225 Liberty Street, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: October 31

Date of reporting period: 7/31/2017

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS July 31, 2017 Unaudited

	Shares	Value
Common Stocks—96.6%
Consumer Discretionary—15.3%
Distributors—1.7%
Pool Corp.	144,470	$ 15,620,097
Hotels, Restaurants & Leisure—8.2%
Domino’s Pizza, Inc.	62,150	11,590,975
Hilton Worldwide Holdings, Inc.	206,956	12,940,958
MGM Resorts International	319,460	10,519,818
Restaurant Brands International, Inc.	252,010	15,014,756
Royal Caribbean Cruises Ltd.	103,010	11,647,341
Vail Resorts, Inc.	69,070	14,557,193

		76,271,041
Household Durables—1.8%
DR Horton, Inc.	129,320	4,615,431
Mohawk Industries, Inc.[1]	50,150	12,486,848

		17,102,279
Internet & Catalog Retail—1.2%
Expedia, Inc.	74,780	11,700,827
Leisure Products—0.5%
Hasbro, Inc.	42,610	4,511,547
Media—1.4%
CBS Corp., Cl. B	122,790	8,083,266
Live Nation Entertainment, Inc.[1]	137,080	5,108,971

		13,192,237
Specialty Retail—0.5%
Ulta Beauty, Inc.[1]	19,220	4,828,256
Consumer Staples—2.9%
Beverages—1.3%
Constellation Brands, Inc., Cl. A	61,480	11,887,158
Food Products—1.6%
Lamb Weston Holdings, Inc.	174,620	7,679,788
Pinnacle Foods, Inc.	128,740	7,644,581

		15,324,369
Energy—1.6%
Energy Equipment & Services—0.6%
RPC, Inc.	279,060	5,779,333

	Shares	Value
Oil, Gas & Consumable Fuels—1.0%
Diamondback Energy, Inc.[1]	92,012	$ 8,822,110
Financials—13.5%
Capital Markets—4.1%
CBOE Holdings, Inc.	98,490	9,310,260
MarketAxess Holdings, Inc.	59,160	12,002,972
MSCI, Inc., Cl. A	69,560	7,578,562
Raymond James Financial, Inc.	115,470	9,605,949

		38,497,743
Commercial Banks—2.8%
First Republic Bank	176,220	17,680,152
SVB Financial Group[1]	48,390	8,634,712

		26,314,864
Consumer Finance—0.6%
SLM Corp.[1]	527,370	5,843,260
Diversified Financial Services—1.3%
IHS Markit Ltd.[1]	256,170	11,950,331
Insurance—1.4%
Athene Holding Ltd., Cl. A1	99,420	5,023,692
Progressive Corp. (The)	174,230	8,211,460

		13,235,152
Real Estate Investment Trusts (REITs)—3.3%
Equinix, Inc.	32,206	14,516,210
SBA Communications Corp., Cl. A1	117,460	16,156,623

		30,672,833
Health Care—16.7%
Biotechnology—2.1%
BioMarin Pharmaceutical, Inc.[1]	66,140	5,802,462
Exelixis, Inc.[1]	106,870	2,897,246
Incyte Corp.[1]	81,320	10,839,143

		19,538,851
Health Care Equipment & Supplies—7.2%
ABIOMED, Inc.[1]	32,760	4,851,429
Align Technology, Inc.[1]	67,930	11,359,934
Cooper Cos., Inc. (The)	54,120	13,198,244

1       OPPENHEIMER DISCOVERY MID CAP GROWTH FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value
Health Care Equipment & Supplies (Continued)
Hologic, Inc.[1]	181,000	$ 8,002,010
IDEXX Laboratories, Inc.[1]	77,320	12,870,687
Intuitive Surgical, Inc.[1]	12,770	11,981,580
West Pharmaceutical Services, Inc.	52,000	4,612,400

		66,876,284
Health Care Providers & Services—1.6%
Henry Schein, Inc.[1]	38,740	7,058,816
WellCare Health Plans, Inc.[1]	44,890	7,945,081

		15,003,897
Health Care Technology—1.2%
Veeva Systems, Inc., Cl. A1	177,900	11,342,904
Life Sciences Tools & Services—3.5%
Agilent Technologies, Inc.	208,090	12,441,701
Bio-Rad Laboratories, Inc., Cl. A1	25,290	5,959,083
Mettler-Toledo International, Inc.[1]	24,730	14,172,268

		32,573,052
Pharmaceuticals—1.1%
Jazz Pharmaceuticals plc[1]	31,900	4,900,159
Zoetis, Inc., Cl. A	89,470	5,593,664

		10,493,823
Industrials—17.7%
Aerospace & Defense—1.4%
BWX Technologies, Inc.	98,870	5,208,472
L3 Technologies, Inc.	47,500	8,311,075

		13,519,547
Air Freight & Couriers—1.4%
XPO Logistics, Inc.[1]	209,520	12,594,247
Building Products—3.1%
A.O. Smith Corp.	203,690	10,907,600
Lennox International, Inc.	64,640	11,053,440
Owens Corning	105,520	7,075,116

		29,036,156

	Shares	Value
Commercial Services & Supplies—3.1%
Copart, Inc.[1]	345,890	$ 10,892,076
Waste Connections, Inc.	278,425	18,092,057

		28,984,133
Construction & Engineering—1.1%
Quanta Services, Inc.[1]	299,960	10,117,651
Electrical Equipment—1.3%
Rockwell Automation, Inc.	72,780	12,010,883
Industrial Conglomerates—0.7%
Roper Technologies, Inc. 30,010		6,976,125
Machinery—3.5%
IDEX Corp.	40,380	4,705,885
Nordson Corp.	98,480	12,506,960
WABCO Holdings, Inc.[1]	69,060	9,500,584
Xylem, Inc.	109,070	6,187,541

		32,900,970
Professional Services—1.6%
TransUnion[1]	316,300	14,496,029
Road & Rail—0.5%
Norfolk Southern Corp.	41,830	4,709,221
Information Technology—22.6%
Electronic Equipment, Instruments, & Components—3.3%
CDW Corp.	142,470	9,036,872
Cognex Corp.	75,620	7,188,437
National Instruments Corp.	106,640	4,387,170
Trimble, Inc.[1]	264,380	9,895,743

		30,508,222
Internet Software & Services—1.6%
CoStar Group, Inc.[1]	25,740	7,092,657
MercadoLibre, Inc.	27,850	8,032,497

		15,125,154
IT Services—5.0%
Fiserv, Inc.[1]	116,160	14,926,560
Gartner, Inc.[1]	80,190	10,289,981
Global Payments, Inc.	106,990	10,096,646

2       OPPENHEIMER DISCOVERY MID CAP GROWTH FUND

	Shares	Value
IT Services (Continued)
Total System Services, Inc.	185,440	$ 11,768,023

		47,081,210
Semiconductors & Semiconductor Equipment—4.8%
KLA-Tencor Corp.	104,570	9,686,319
Lam Research Corp.	48,900	7,797,594
Microchip Technology, Inc.	152,140	12,177,285
Skyworks Solutions, Inc.	74,170	7,778,208
Teradyne, Inc.	224,040	7,749,544

		45,188,950
Software—7.9%
Autodesk, Inc.[1]	140,220	15,534,974
Electronic Arts, Inc.[1]	103,920	12,131,621
PTC, Inc.[1]	190,030	10,487,755
Red Hat, Inc.[1]	132,070	13,057,761
ServiceNow, Inc.[1]	90,555	10,001,800
Take-Two Interactive Software, Inc.[1]	60,480	4,806,950
Workday, Inc., Cl. A1	72,080	7,360,089

		73,380,950
Materials—6.3%
Chemicals—2.9%
Albemarle Corp.	120,390	13,941,162
Celanese Corp., Cl. A	87,280	8,393,718
FMC Corp.	62,840	4,799,719

		27,134,599

	Shares	Value
Construction Materials—0.6%
Vulcan Materials Co.	46,720	$ 5,752,166
Containers & Packaging—2.3%
Avery Dennison Corp.	64,950	6,035,804
Berry Global Group, Inc.[1]	98,990	5,551,359
Packaging Corp. of America	86,830	9,506,148

		21,093,311
Metals & Mining—0.5%
Steel Dynamics, Inc.	140,560	4,977,230

Total Common Stocks (Cost $735,225,818)		902,969,002
Investment Company—2.2%
Oppenheimer Institutional Government Money Market Fund, Cl. E, 0.94%[2,3] (Cost $20,599,534)	20,599,534	20,599,534
Total Investments, at Value (Cost $755,825,352)	98.8%	923,568,536
Net Other Assets (Liabilities)	1.2	11,094,280

Net Assets	100.0%	$ 934,662,816

Footnotes to Statement of Investments

1. Non-income producing security.

2. Rate shown is the 7-day yield at period end.

3. Is or was an affiliate, as defined in the Investment Company Act of 1940, as amended, at or during the reporting period, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the reporting period in which the issuer was an affiliate are as follows:

	Shares October 31, 2016	Gross Additions	Gross Reductions	Shares July 31, 2017
Oppenheimer Institutional Government Money Market Fund, Cl. E	22,410,997	348,762,264	350,573,727	20,599,534

			Value	Income
Oppenheimer Institutional Government Money Market Fund, Cl. E			$20,599,534	$102,270

3       OPPENHEIMER DISCOVERY MID CAP GROWTH FUND

NOTES TO STATEMENT OF INVESTMENTS July 31, 2017 Unaudited

1. Organization

Oppenheimer Discovery Mid Cap Growth Fund (the “Fund”) is a diversified open-end management investment company registered under the Investment Company Act of 1940 (“1940 Act”), as amended. The Fund’s investment objective is to seek capital appreciation. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI.

2. Securities Valuation

The Fund calculates the net asset value of its shares as of 4:00 P.M. Eastern time, on each day the New York Stock Exchange (the “Exchange”) is open for trading, except in the case of a scheduled early closing of the Exchange, in which case the Fund will calculate net asset value of the shares as of the scheduled early closing time of the Exchange.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a fair valuation for any security for which market quotations are not readily available. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuation Methods and Inputs

Securities are valued primarily using unadjusted quoted market prices, when available, as supplied by third party pricing services or broker-dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Equity securities traded on a securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the official closing price on the principal exchange on which the security is traded, as identified by the Manager, prior to the time when the Fund’s assets are valued. If the official closing price is unavailable, the security is valued at the last sale price on the principal exchange on which it is traded, or if no sales occurred, the security is valued at the mean between the quoted bid and asked prices. Over-the-counter equity securities are valued at the last published sale price, or if no sales occurred, at the mean between the quoted bid and asked prices. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the time when the Fund’s assets are valued. Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

Securities for which market quotations are not readily available or a significant event has occurred that would materially affect the value of the security, the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation

4       OPPENHEIMER DISCOVERY MID CAP GROWTH FUND

2. Securities Valuation (Continued)

Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Those standardized fair valuation methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs may be used in determining the value of each of the Fund’s investments as of the reporting period end.

These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The Fund classifies each of its investments in investment companies which are publicly offered as Level 1. Investment companies that are not publicly offered, if any, are classified as Level 2 in the fair value hierarchy.

The table below categorizes amounts at period end based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Assets Table
Investments, at Value:
Common Stocks
Consumer Discretionary	$143,226,284	$—	$—	$143,226,284
Consumer Staples	27,211,527	—	—	27,211,527
Energy	14,601,443	—	—	14,601,443

5       OPPENHEIMER DISCOVERY MID CAP GROWTH FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

2. Securities Valuation (Continued)

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Common Stocks (Continued)
Financials	$126,514,183	$—	$—	$126,514,183
Health Care	155,828,811	—	—	155,828,811
Industrials	165,344,962	—	—	165,344,962
Information Technology	211,284,486	—	—	211,284,486
Materials	58,957,306	—	—	58,957,306
Investment Company	20,599,534	—	—	20,599,534

Total Assets	$923,568,536	$—	$—	$923,568,536

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

3. Investments and Risks

Investments in Affiliated Funds. The Fund is permitted to invest in other mutual funds advised by the Manager (“Affiliated Funds”). Affiliated Funds are open-end management investment companies registered under the 1940 Act, as amended. The Manager is the investment adviser of, and the Sub-Adviser provides investment and related advisory services to, the Affiliated Funds. When applicable, the Fund’s investments in Affiliated Funds are included in the Statement of Investments. Shares of Affiliated Funds are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of the Affiliated Funds’ expenses, including their management fee. The Manager will waive fees and/ or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in the Affiliated Funds.

Each of the Affiliated Funds in which the Fund invests has its own investment risks, and those risks can affect the value of the Fund’s investments and therefore the value of the Fund’s shares. To the extent that the Fund invests more of its assets in one Affiliated Fund than in another, the Fund will have greater exposure to the risks of that Affiliated Fund.

Investments in Money Market Instruments. The Fund is permitted to invest its free cash balances in money market instruments to provide liquidity or for defensive purposes. The Fund may invest in money market instruments by investing in Class E shares of Oppenheimer Institutional Government Money Market Fund (“IGMMF”) which is an Affiliated Fund. IGMMF is regulated as a money market fund under the 1940 Act, as amended. The Fund may also invest in money market instruments directly or in other affiliated or unaffiliated money market funds.

Equity Security Risk. Stocks and other equity securities fluctuate in price. The value of the Fund’s portfolio may be affected by changes in the equity markets generally. Equity markets

6       OPPENHEIMER DISCOVERY MID CAP GROWTH FUND

3. Investments and Risks—(Continued)

may experience significant short-term volatility and may fall sharply at times. Different markets may behave differently from each other and U.S. equity markets may move in the opposite direction from one or more foreign stock markets. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments.

The prices of individual equity securities generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s securities. These factors may include, but are not limited to, poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry.

4. Market Risk Factors

The Fund’s investments in securities and/or financial derivatives may expose the Fund to various market risk factors:

Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk. Credit risk relates to the ability of the issuer of debt to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield debt securities are subject to credit risk to a greater extent than lower-yield, higher-quality securities.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

7       OPPENHEIMER DISCOVERY MID CAP GROWTH FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

5. Federal Taxes

The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes at period end are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities	$757,578,523

Gross unrealized appreciation	$168,031,874
Gross unrealized depreciation	(2,041,861)

Net unrealized appreciation	$165,990,013

8       OPPENHEIMER DISCOVERY MID CAP GROWTH FUND

Item 2. Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 7/31/2017, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Discovery Mid Cap Growth Fund

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	9/12/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	9/12/2017

By:	/s/ Brian S. Petersen
Brian S. Petersen
Principal Financial Officer
Date:	9/12/2017